RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues		$ 2,714	$ 1,746	$ 9,295	$ 19,932	$ 22,474	$ 206,161
Direct costs of revenue		5,380		5,446	8,509	8,509	211,031
License cost				136	$ 465	1,124	10,308
Accrued payroll-officers		$ 239,750		$ 239,750		$ 209,750	68,000
Gain on settlement of vendor obligations							14,000
Forgivness of debt							14,000
Remaining of debt							$ 720
Common stock shares issued		1,372,757,161		1,372,757,161		1,211,495,162	770,883,602
Advances from former officer		$ 720		$ 720		$ 720	$ 720
Stage It Corp [Member]
Related Party Transaction [Line Items]
Common stock shares issued		972,614		972,614		972,614	972,614
Interest rate		18.00%		18.00%		18.00%
Due to related parties		$ 547,500		$ 547,500		$ 547,500	$ 547,500
Accrued interest						767,715	617,891
Accrued interest		$ 893,632		893,632		767,515
Debt Agreement [Member]
Related Party Transaction [Line Items]
Gain on settlement of vendor obligations							9,143
Chief Executive Officers' [Member]
Related Party Transaction [Line Items]
Compensation cost				$ 170,000		170,000
Compensation paid						129,500	102,000
Compensation outstanding						108,500	$ 68,000
Preferred stock shares issued							748,429
Mann [Member]
Related Party Transaction [Line Items]
Conversion of accrued payroll into common stock shares							$ 52,700
Shares issued in settlement of accounts payable, Shares							15,057,143
Shares issued in settlement of accounts payable, Amount							$ 40,654
Contributed capital							12,046
Mann [Member] | In May [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Compensation cost							45,000
Advisory agreement, description	The Advisory Agreement provides for MANN’s continued and ongoing advisory services to the Company for nine (9) months and with automatic nine (9) months renewals unless terminated per the agreement. MANN is to receive $5,000 per month and 20,000 shares of common stock per month. Mann is still currently still engaged with the company, and serves as Executive Vice President as well as Director, as noted above.
Advance from related party								$ 40,000
share balance outstanding								$ 40,000
Common stock shares issued								11,428,571
Price per share								$ 0.0035
Compensation balance outstanding							$ 41,250
Accrued compensation						$ 60,000